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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                               Washington DC 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2006

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,          and Date of Signing:
Kenneth E. Leopold     New York, New York       05/08/2006
Signature                  City,  State            Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
        manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in
        this report and a portion are reported by other reporting
        manager(s).)
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                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            72

Form 13F Information Table Value Total:    $2,839,465

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE   SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ---------  -------- -------- --------
ABN AMRO HLDGS ADR             ADR              937102       72940 2441110   SH       SOLE               2441110
AKZO NOBEL NV SPONSORED ADR    ADR              010199305    18797  356344   SH       SOLE                356344
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    48153  759157   SH       SOLE                759157
GALLAHER GROUP PLC             ADR              363595109      378    6500   SH       SOLE                  6500
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105    57806 1105071   SH       SOLE               1105071
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      22981  666103   SH       SOLE                666103
HEINEKEN NV ADR                ADR              2419176      39702 2094992   SH       SOLE               2094992
NOVARTIS AG ADR                ADR              66987V109    13977  252106   SH       SOLE                252106
SANOFI-AVENTIS ADR             ADR              80105N105    44681  941652   SH       SOLE                941652
UNILEVER (UL)                  ADR              904767704    10664  259659   SH       SOLE                259659
UNILEVER (UN)                  ADR              904784709    43054  621987   SH       SOLE                621987
HEINEKEN HOLDING NV            COM              B0CCH46     285978 8309240   SH       SOLE               8309240
ENNSTONE PLC                   COM              0178725       4072 4558750   SH       SOLE               4558750
HONDA MOTOR CO LTD             COM              6435145        927   15000   SH       SOLE                 15000
21ST CENTURY INS GROUP         COM              90130N103     3987  252318   SH       SOLE                252318
ACMAT CORP CLASS A             COM              004616207      843   51890   SH       SOLE                 51890
ALLIED IRISH BANKS PLC         COM              019228402      361    7600   SH       SOLE                  7600
ALTRIA GROUP, INC.             COM              02209S103      364    5140   SH       SOLE                  5140
AMERICAN EXPRESS COMPANY       COM              025816109   132266 2516959   SH       SOLE               2460415          56544
AMERICAN NATIONAL INSURANCE CO COM              028591105    73533  656072   SH       SOLE                631391          24681
ANHEUSER-BUSCH COS. INC.       COM              035229103     1121   26200   SH       SOLE                 26200
BANK OF AMERICA CORP COM       COM              060505104    57076 1253305   SH       SOLE               1154305          99000
BERKSHIRE HATHAWAY INC DEL     COM              084670108    17076     189   SH       SOLE                   189
COMCAST CORP - CLASS A         COM              20030N101      596   22793   SH       SOLE                 22793
COMCAST CORP SPECIAL CLASS A   COM              20030N200   100209 3836474   SH       SOLE               3499474         337000
COMMONWEALTH TELEPHONE ENTPRS  COM              203349105     7796  226293   SH       SOLE                226293
CORVEL CORP                    COM              221006109     1023   46467   SH       SOLE                 46467
DOLLAR THRIFTY AUTOMOTIVE      COM              256743105    17395  383139   SH       SOLE                383139
ELECTRONIC DATA SYSTEMS CORP   COM              285661104    15289  569841   SH       SOLE                402587         167254
EXXON MOBIL CORPORATION        COM              30231G102       96    1584   SH       SOLE                  1584
FEDERATED INVESTORS INC (PA.)  COM              314211103    85872 2199027   SH       SOLE               2107027          92000
FIRST LONG ISLAND CORP - NY    COM              320734106     2127   50044   SH       SOLE                 50044
FISHER COMPANIES INC           COM              337756209      261    5824   SH       SOLE                  5824
GATX CORP                      COM              361448103     5071  122811   SH       SOLE                122811
GENERAL ELECTRIC CO            COM              369604103      327    9400   SH       SOLE                  9400
GORMAN-RUPP CO                 COM              383082104    12519  513062   SH       SOLE                513062
GREAT AMERN FINL RES INC       COM              389915109    17015  862372   SH       SOLE                862372
HEINZ H J CO                   COM              423074103      258    6800   SH       SOLE                  6800
KRAFT FOODS INC-A              COM              50075n104      258    8500   SH       SOLE                  8500
LEUCADIA NATIONAL CORP         COM              527288104    20800  348640   SH       SOLE                348640
MB FINANCIAL, INC.             COM              55264U108      917   25911   SH       SOLE                 25911
MBIA INC                       COM              55262C100   137936 2293963   SH       SOLE               2177363         116600
MERCHANTS GROUP, INC.          COM              588539106     1634   54206   SH       SOLE                 54206
NATIONAL WESTERN LIFE INS CO   COM              638522102    40278  173396   SH       SOLE                173396
PNC FINANCIAL SERVICES GROUP I COM              693475105   103955 1544422   SH       SOLE               1493422          51000
POPULAR INC.                   COM              733174106    55478 2672374   SH       SOLE               2672374
PROQUEST COMPANY               COM              74346p102    39433 1843532   SH       SOLE               1648142         195390
RAMCO GERSHENSON PROPERTIES TR COM              751452202     8482  280201   SH       SOLE                280201
RAYONIER INC                   COM              754907103    26033  571023   SH       SOLE                571023
SAUL CENTERS INC               COM              804395101      307    7000   SH       SOLE                  7000
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      597   13280   SH       SOLE                 13280
SHERWIN WILLIAMS CO            COM              824348106      386    7800   SH       SOLE                  7800
STEPAN CO                      COM              858586100     3779  127890   SH       SOLE                127890
TECUMSEH PRODUCTS COMPANY CLAS COM              878895200     1118   45580   SH       SOLE                 45580
TORCHMARK CORP                 COM              891027104   112142 1963961   SH       SOLE               1963961
TRANSATLANTIC HLDGS            COM              893521104   126056 2156649   SH       SOLE               2010325         146324
TRIBUNE CO                     COM              896047107    28346 1033408   SH       SOLE                952288          81120
TRUSTMARK CORPORATION          COM              898402102     1215   38400   SH       SOLE                 38400
UNIFIRST CORP                  COM              904708104    23886  719022   SH       SOLE                612337         106685
URSTADT BIDDLE PROPERTIES INC. COM              917286106      261   15000   SH       SOLE                 15000
UST INC                        COM              902911106      560   13465   SH       SOLE                 13465
VERIZON COMMUNICATIONS         COM              92343V104      272    8000   SH       SOLE                  8000
WAL-MART STORES INC            COM              931142103    57555 1218360   SH       SOLE               1112405         105955
WELLS FARGO & COMPANY          COM              949746101    77746 1217251   SH       SOLE               1217251
AMERICAN INT'L GROUP           COM              268741071   281666 4261857   SH       SOLE               4087157         174700
BRISTOL MYERS SQUIBB CO        COM              110122108    29494 1198464   SH       SOLE               1031464         167000
COCA COLA FEMSA                COM              191241108   117038 3525251   SH       SOLE               3353751         171500
HOLLINGER INTERNATIONAL INC    COM              435569108    92127 10993634  SH       SOLE              10993634
JOHNSON & JOHNSON              COM              478160104    22527   380392  SH       SOLE                380392
NATUZZI SPA                    COM              63905A101    29571  4050759  SH       SOLE               4050759
PFIZER INC                     COM              717081103   180419  7239918  SH       SOLE               7059918         180000
SCHERING PLOUGH CORP           COM              806605101      602    31718  SH       SOLE                 31718
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